United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/08

Date of Reporting Period:  Quarter ended 6/30/08

Item 1.                      Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--77.7%
		Federal Home Loan Mortgage Corporation--47.1%
$11,451,875		4.500%, 6/1/2019 - 10/1/2020	$11,236,311
54,012,885		5.000%, 2/1/2019 - 6/1/2036	52,323,841
52,675,245	[1]	5.500%, 4/1/2021 - 7/1/2038	52,251,553
43,214,998		6.000%, 9/1/2021 - 8/1/2038	43,858,379
14,000,000		6.500%, 8/1/2038	14,375,057
711,005		7.500%, 1/1/2027 - 2/1/2031	758,746
52,435		8.000%, 3/1/2031	56,053
		TOTAL	174,859,940
		Federal National Mortgage Association--30.5%
1,364,805		4.500%, 12/1/2019	1,342,331
6,157,344		5.000%, 7/1/2019 - 10/1/2035	5,981,607
48,378,668		5.500%, 9/1/2034 - 5/1/2038	47,842,566
51,406,132	[1]	6.000%, 11/1/2034 - 7/1/2038	51,922,442
5,144,844	[1]	6.500%, 2/1/2014 - 7/1/2038	5,315,434
846,859		7.000%, 6/1/2016 - 2/1/2030	884,474
21,005		7.500%, 4/1/2015	22,041
20,957		8.000%, 12/1/2026	22,341
		TOTAL	113,333,236
		Government National Mortgage Association--0.1%
174,818		7.000%, 9/15/2028 - 11/15/2031	184,946
305,017		8.000%, 10/15/2030 - 11/15/2030	329,729
		TOTAL	514,675
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $283,429,827)	288,707,851
		COLLATERALIZED MORTGAGE OBLIGATIONS--26.6%
		Federal Home Loan Mortgage Corporation--7.4%
4,328,278		2.771%, 1/15/2037, REMIC 3260 PF	4,190,675
933,984		2.781%, 6/15/2036, REMIC 3175 FE	908,983
4,685,909		2.801%, 5/15/2036, REMIC 3160 FD	4,563,447
5,117,475		2.821%, 4/15/2036, REMIC 3144 FB	5,004,818
9,477,677		2.851%, 7/15/2036, REMIC 3179 FP	9,337,900
1,278,575		2.871%, 8/15/2036, REMIC 3206 FE	1,246,844
1,987,218		7.500%, 4/15/2033, REMIC 3076 NM	2,104,983
		TOTAL	27,357,650
		Federal National Mortgage Association--6.6%
254,457		4.863%, 10/1/2035, REMIC 361 1	190,819
805,088		2.733%, 10/25/2031, REMIC 2005-63 FC	779,555
3,293,855		2.783%, 7/25/2036, REMIC 2006-58 FP	3,213,112
4,670,809		2.823%, 11/25/2036, REMIC 2006-104 FY	4,552,084
4,996,212		2.833%, 9/25/2036, REMIC 2006-81 FB	4,882,220
4,024,585		2.843%, 12/25/2036, REMIC 2006-115 EF	3,910,628
4,524,478		2.863%, 9/25/2036, REMIC 2006-85 PF	4,422,463
1,511,803		2.863%, 10/25/2036, REMIC 2006-93 FM	1,493,477
1,189,075		2.883%, 6/25/2036, REMIC 2006-43 FL	1,163,468
141,412		6.500%, 4/1/2032, REMIC 321 2	35,975
		TOTAL	24,643,801
		Non-Agency Mortgage--12.6%
3,743,285		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	3,520,033
3,366,384		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,954,401
2,426,612		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	2,297,628
3,802,481		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,590,777
3,770,374		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,610,060
3,458,329		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	3,316,594
2,468,148		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,402,378
1,738,453		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,533,048
1,640,871		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	1,526,173
2,380,498		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.525%, 11/25/2034	2,258,887
2,045,718		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 2.683%, 5/19/2047	1,507,312
3,713,671		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	3,561,471
3,696,320		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	3,470,905
3,766,093		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,541,481
596	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 5/28/2018	363
85,786	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 7/26/2024	78,280
292,000	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	12,229
3,030,743		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,753,192
1,226,265		Washington Mutual 2006-AR1, Class 2A1B, 4.598%, 1/25/2046	838,527
2,201,969		Washington Mutual 2006-AR15, Class 1A, 4.368%, 11/25/2046	1,500,994
2,801,879		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,601,325
		TOTAL	46,876,058
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $103,995,463)	98,877,509
		ADJUSTABLE RATE MORTGAGES--8.3%
		Federal Home Loan Mortgage Corporation--2.0%
1,400,000		4.646%, 5/1/2038, ARM	1,390,757
5,854,321		5.495%, 3/1/2037, ARM	5,943,652
		TOTAL	7,334,409
		Federal National Mortgage Association--6.3%
4,042,921		4.100%, 7/1/2036, ARM	3,998,060
2,053,724		4.660%, 8/1/2035, ARM	2,050,364
3,639,797		4.790%, 6/1/2038, ARM	3,596,600
1,548,281		4.870%, 6/1/2038, ARM	1,535,800
5,473,099		5.620%, 4/1/2036, ARM	5,567,171
6,673,221		5.700%, 4/1/2037, ARM	6,820,005
		TOTAL	23,568,000
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $30,847,054)	30,902,409
		MUTUAL FUND--2.1%
7,631,523	[3,4]	Government Obligations Fund, Institutional Shares, 2.20% (AT NET ASSET VALUE)	7,631,523
		REPURCHASE AGREEMENT--4.3%
16,099,000	[5]	Interest in $75,278,000 joint repurchase agreement 2.25%, dated 6/12/2008 under which Credit Suisse First Boston Corp will repurchase securities provided as collateral for $75,428,556 on 7/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $77,624,156 (segregated pending settlement of dollar-roll transactions). (AT COST)	16,099,000
		TOTAL INVESTMENTS—119.0% (IDENTIFIED COST $442,002,867)[6]	442,218,292
		OTHER ASSETS AND LIABILITIES – NET—(19.0)%[7]	(70,760,620)
		TOTAL NET ASSETS—100%	$371,457,672

1	All or a portion of these securities are subject to dollar-roll transactions.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $90,872, which represented 0.02% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Directors (the “Directors”), held at June 30, 2008, is as follows:

	Security	Acquisition Date	Acquisition Cost
	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 5/28/2018	8/15/2001	$ 492
	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 7/26/2024	1/29/2002	$ 65,906
	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$ 8,773
3	Affiliated company.
4	7- Day net yield.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6
At June 30, 2008, the cost of investments for federal tax purposes was $442,002,867.  The net unrealized appreciation of investments for federal tax purposes was $215,425.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,711,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,496,078.

7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2008.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
IO	--Interest Only
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

Federated Ultrashort Bond Fund

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE RATE MORTGAGES--4.1%
		Federal National Mortgage Association--4.1%
$5,270,878		FNMA ARM 618128, 4.530%, 8/01/2033	$5,270,688
6,831,345		FNMA ARM 544848, 4.802%, 4/01/2030	6,914,640
1,266,054		FNMA ARM 556379, 4.928%, 5/01/2040	1,270,611
4,696,143		FNMA ARM 544872, 5.092%, 7/01/2034	4,753,164
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $18,316,439)	18,209,103
		ASSET-BACKED SECURITIES—32.2%
		Auto Receivables –15.2%
4,000,000		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	3,903,036
2,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,991,112
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,733,211
2,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 2.711%, 8/15/2013	1,994,689
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,499,351
3,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 2.481%, 12/15/2012	2,799,441
3,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,926,393
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 2.871%, 12/15/2011	1,979,946
1,250,000		Fifth Third Auto Trust 2008-1, Class A2B, 3.721%, 2/15/2011	1,253,439
2,000,000		Harley-Davidson Motocycle Trust 2007-3, Class A3, 2.821%, 6/15/2012	1,974,506
897,137		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	894,144
270,400		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	270,315
903,061		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	898,192
1,527,319		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,535,843
142,648		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	142,770
457,410		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	458,850
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 3.948%, 4/16/2012	4,757,454
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,027,732
419,717		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	415,379
2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,709,094
322,936		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	316,832
5,073,000		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	5,073,862
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,986,532
568,999		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	567,214
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 2.771%, 1/15/2012	1,923,029
2,426,444		USAA Auto Owner Trust 2007-2, Class A2, 5.04%, 4/15/2010	2,435,678
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,244,574
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	2,012,312
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,468,401
3,500,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 3.332%, 3/21/2011	3,490,112
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 3.771%, 10/15/2012	3,008,511
		TOTAL	67,691,954
		Credit Card--10.9%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 2.561%, 4/16/2012	2,976,274
3,000,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 2.621%, 8/15/2013	2,853,912
2,270,000		Bank of America Credit Card Trust 2007-B1 B1, 6/15/2012, Class B1, 2.551%, 6/15/2012	2,208,063
275,000		Bank of America Credit Card Trust 2007-B4 B4, 9/15/2012, Class B4, 2.561%, 9/15/2012	266,090
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	510,782
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 2.761%, 6/15/2014	3,539,115
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,958,606
3,000,000		Capital One Multi Asset Execution Trust, 2003-B6, Class B6, 3.001%, 9/15/2011	2,974,916
2,000,000		Capital One Multi-Asset Execution Trust 2003-B4, Class B4, 3.271%, 7/15/2011	1,990,052
2,000,000		Capital One Multi-Asset Execution Trust 2003-B3, Class B3, 4.50%, 6/15/2011	1,999,243
2,070,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 2.561%, 3/15/2012	2,033,709
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 2.721%, 9/15/2011	2,980,245
1,475,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 2.841%, 11/15/2012	1,402,121
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 2.728%, 11/25/2013	4,902,240
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 2.768%, 10/7/2013	4,673,779
1,600,000		Citibank Credit Card Issuance Trust 2005-B1, Class B1, 4.40%, 9/15/2010	1,597,406
1,900,000		MBNA Credit Card Master Note Series 2005-C3, Class C, 2.741%, 3/15/2011	1,881,285
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 2.521%, 8/15/2012	5,795,071
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 2.661%, 8/15/2012	916,509
		TOTAL	48,459,418
		Equipment Lease--1.5%
1,656,865		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	1,657,528
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 4.371%, 12/15/2014	2,001,715
2,930,996	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,948,684
		TOTAL	6,607,927
		Home Equity Loan --3.0%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 2.84%, 7/25/2035	2,123,273
1,151,670		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	1,103,937
258,606		Countrywide Asset Backed Certificates 2004-4, Class A, 2.852%, 8/25/2034	243,872
316,251		Countrywide Asset-Backed Certificates 2005-4, Class 3AV2, 2.692%, 10/25/2035	295,957
1,281,795		Fifth Third Home Equity Loan Trust 2003-1, Class A, 2.732%, 9/20/2023	793,340
693,049		GSAA Home Equity Trust 2005-14, Class 2A1, 2.603%, 12/25/2035	685,402
960,287		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 2.533%, 7/25/2036	937,517
1,155,763		Lehman XS Trust 2005-8, Class 2A1A, 2.683%, 12/25/2035	1,108,810
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.163%, 11/25/2034	879,382
109,416	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 2.813%, 2/25/2035	151,614
1,442,058		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,316,604
1,716,080	[1,2]	Quest Trust 2004 - X1, Class A, 2.813%, 3/25/2034	1,481,192
1,550,000		Residential Asset Securities Corp. 2005-KS11, Class AI3, 2.683%, 12/25/2035	1,531,341
225,668		Residential Asset Securitization Trust 2003-KS6, Class A2, 3.083%, 8/25/2033	177,149
677,705		Soundview Home Equity Loan Trust 2006-WF1, Class A1F, 5.998%, 10/25/2036	676,894
2,532,132	[1]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	25,321
		TOTAL	13,542,136
		Manufactured Housing--1.0%
858,006		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	883,604
3,331,497		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	3,486,848
91,957		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	45,731
		TOTAL	4,416,183
		Other--0.5%
2,000,000		Caterpillar Financial Asset Trust, 2008-A A2B, 12/27/2010, Class A2B, 3.633%, 12/27/2010	2,006,544
1,624,540	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 3.334%, 4/23/2039	569,471
		TOTAL	2,576,015
		Rate Reduction Bond--0.1%
312,586		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	312,642
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $149,822,988)	143,606,275
		CORPORATE BONDS--16.4%
		Capital Goods - Aerospace & Defense--0.5%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,038,667
		Communications - Media & Cable--0.7%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,032,418
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	989,741
		TOTAL	3,022,159
		Communications - Media Noncable--1.0%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.106%, 9/15/2008	4,642,087
		Communications - Telecom Wirelines—0.5%
2,290,000		Telecom Italia Capital, Note, 3.353%, 2/1/2011	2,195,431
		Consumer Cyclical - Automotive--0.9%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,608,485
250,000	[1,2]	Harley Davidson, Inc., 3.625%, 12/15/2008	250,149
		TOTAL	3,858,634
		Consumer Cyclical - Entertainment--0.7%
1,500,000		Time Warner, Inc., Floating Rate Note, 2.915%, 8/13/2008	1,469,153
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,565,975
		TOTAL	3,035,128
		Consumer Cyclical - Retailers--0.3%
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,507,983
		Consumer Non-Cyclical Food/Beverage--0.5%
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,438,339
		Consumer Non-Cyclical Products--0.8%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	942,841
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,505,893
		TOTAL	3,448,734
		Consumer Non-Cyclical Supermarkets--0.7%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,477,613
1,500,000		Kroger Co., 7.25%, 6/1/2009	1,540,314
		TOTAL	3,017,927
		Energy - Independent--0.9%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 3.176%, 9/15/2008	2,472,100
1,411,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,409,605
		TOTAL	3,881,705
		Energy - Integrated--0.4%
1,666,750	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,706,282
		Financial Institution - Banking--2.2%
750,000		Bank of America Corp., 4.25%, 10/1/2010	747,172
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,790,344
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	1,884,445
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	967,599
2,500,000		J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,537,023
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,006,184
		TOTAL	9,932,767
		Financial Institution - Brokerage--1.3%
2,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	2,508,168
1,500,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,526,309
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,986,711
		TOTAL	6,021,188
		Financial Institution - Finance Noncaptive—1.4%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,244,408
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	2,017,934
2,000,000		General Electric Capital Corp., Floating Rate Note, 2.830%, 7/10/2008	1,957,373
		TOTAL	6,219,715
		Financial Institution - Insurance - Health--0.5%
2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,990,606
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,825,648
		Technology--0.9%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,135,538
2,000,000		IBM Corp., Note, 4.375%, 6/1/2009	2,023,906
		TOTAL	4,159,444
		Transportation - Services--0.3%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,521,830
		Utility - Electric--1.5%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,506,911
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,045,586
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,013,016
		TOTAL	6,565,513
		TOTAL CORPORATE BONDS (IDENTIFIED COST $73,381,578)	73,029,787
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal National Mortgage Association--0.6%
1,070,264		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,087,775
1,629,753		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,691,303
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,796,897)	2,779,078
		COLLATERALIZED MORTGAGE OBLIGATIONS –8.6%
		Commercial Mortgage –1.3%
1,640,985		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,618,955
1,710,346		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,708,154
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,466,366
		TOTAL	5,793,475
		Federal Home Loan Mortgage Corp.--0.2%
30,447		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	29
797,601		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.821%, 2/15/2018	790,747
		TOTAL	790,776
		Non-Agency Mortgage--7.1%
60,901		Bank of America Mortgage Securities 2003-A, Class 1A1, 7.000%, 2/25/2033	58,145
598,090	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	269,141
3,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,957,966
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.032%, 11/20/2035	361,388
1,627,039		Countrywide Home Loans 2003-15, Class 1A1, 2.983%, 6/25/2018	1,582,053
1,485,800		Countrywide Home Loans 2006-OA5, Class 2A3, 2.853%, 4/25/2046	681,300
1,649,479		Crusade Global Trust 2005-1, Class A1, 2.873%, 6/17/2037	1,572,053
1,015,374		Impac CMB Trust 2004-7, Class 1A2, 3.403%, 11/25/2034	614,837
1,244,820		Impac CMB Trust 2004-9, Class 1A2, 3.363%, 1/25/2035	1,203,133
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 2.753%, 2/25/2037	2,242,204
3,205,493		Master Asset Securitization Trust 2003-8, Class 3A2, 2.883%, 9/25/2033	2,827,543
449,256		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 3.683%, 12/25/2035	44,926
3,969,335		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	3,758,349
2,248,152		Washington Mutual 2006-AR1, Class 2A1B, 4.598%, 1/25/2046	1,537,300
2,935,959		Washington Mutual 2006-AR15, Class 1A, 4.368%, 11/25/2046	2,001,326
1,455,251		Washington Mutual 2006-AR17, Class 1A, 4.348%, 12/25/2046	1,105,585
4,287,441		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	4,113,140
470,386		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 6.949%, 7/25/2034	448,257
4,364,802		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.731%, 7/25/2034	4,286,007
		TOTAL	31,664,653
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $47,563,961)	38,248,904
		U.S. TREASURY--8.9%
40,000,000	[3]	United States Treasury Note, 2.00%, 2/28/2010 (IDENTIFIED COST $40,089,197)	39,719,356
		MUTUAL FUNDS—35.8%[4]
2,147,022		Federated Mortgage Core Portfolio	21,083,753
138,415,867	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.63%	138,415,867
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $160,154,769)	159,499,620
		REPURCHASE AGREEMENT--3.3%
$15,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.75%, dated 6/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,076,389 on 7/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $1,025,504,835. (AT COST)	15,000,000
		TOTAL INVESTMENTS –109.9% (IDENTIFIED COST $507,125,829)[7]	490,092,123
		OTHER ASSETS AND LIABILITIES – NET – (9.9)%[8]	(44,026,104)
		TOTAL NET ASSETS --100%	$446,066,019

At June 30, 2008, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Lehman Brothers, Inc.	Investment Grade Index Series 10	Sell	1.55%	6/20/2013	$20,000,000	$139,417

Value on Swap Contract is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $20,426,822, which represented 4.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2008, these liquid restricted securities amounted to $19,552,358, which represented 4.4% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	7/9/1999	$482,773
	KLIO Funding Ltd. 2004-1A, Class A1, 3.334%, 4/23/2039	10/30/2006	$1,634,125
	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887
	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832
3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

	As of June 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

	Market Value of Securities Loaned	Market Value of Collateral
	$39,719,356	$40,750,000
4	Affiliated companies.
5	7-Day net yield
6	All or a portion of this security is held as collateral for securities lending.
7
At June 30, 2008, the cost of investments for federal tax purposes was $507,125,829. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $17,033,706. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,179,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,213,163.

8	Assets, other than investments in securities, less liabilities.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the–counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008